Other Receivable	12 Months Ended
Dec. 31, 2019
Other Receivable
Other Receivable

5. OTHER RECEIVABLE

Other receivable include $440,572 that relates to filed applications for Ontario Interactive Media Tax Credits. The Company recently filed an amended 2016 tax return and is currently in the process of filing its 2018 tax return in order to receive payment for the Ontario Interactive Media Tax Credits. The review process has been completed and the Canada Revenue Agency will assess the tax returns in order to issue the refund. In January 2019, this amount was pledged against a loan. (See Note 7. “Promissory and Convertible Notes”).